Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Schedule of Derivative instruments (Assets / Liabilities) at fair value (Table)
a)	Derivative Asset:
Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value June 30, 2023, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	2,983
				Total Fair Value		$2,983

b)	Derivative Liabilities:
Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value June 30, 2023, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$7,457
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	2,039
				Total Fair Value		$9,496

Financial Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives (Table)

-        Derivative designated as accounting hedge

	For the six-month periods ended June 30,
Amount of gain / (loss) recognized in other comprehensive income	2023	2022
Cross-currency swap agreement related to 2022 Bonds	$2,690	$–
Reclassification to other income / (expense), net	(1,040)	–
Total gain recognized in accumulated other comprehensive loss	$1,650	$–

The estimated net expense that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Loss to earnings in respect of the settlements on cross-currency swap agreements designated as accounting hedge, amounts to $1,785.

-        Derivatives not designated as accounting hedges

	For the six-month periods ended June 30,
Amount of gain / (loss) recognized in other income / (expense), net	2023	2022
Change in fair value of derivatives related to 2021 Bonds	$3,213	$(12,252)
Realized interest expense of derivatives related to 2021 Bonds	(1,038)	(1,043)
Total gain / (loss) recognized in other income / (expense), net	$2,175	$(13,295)

Financial Instruments - Fair value measurements on a recurring basis (Table)

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring Measurements:	June 30, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$2,983	$–	$2,983	$–
Cross Currency SWAP (120,000) – liability position	(7,457)	–	(7,457)	–
Cross Currency SWAP (30,000) – liability position	(2,039)	–	(2,039)	–
Total	$(6,513)	$–	$(6,513)	$–

Financial Instruments - Fair value measurements on a non-recurring basis (Table)

Items Measured at Fair Value on a non-recurring Basis - Fair Value Measurements

Non-Recurring Measurements:	Quoted prices in active markets for identical assets (Level 1)	Significant other Observable inputs (Level 2)	Unobservable Inputs (Level 3)	Loss
Long-lived assets classified as held for sale (Note 5)	$–	$22,000	$–	$7,956